Debt - Bpifrance Reimbursable Advance (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2020	Dec. 31, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2017 EUR (€)
Debt
Reimbursement annuity (percent)			20.00%	20.00%
Repayment of debt | $			$ 108,000		$ 184,000
Bpifrance
Debt
Principal payment deferral period	6 months
Alize | Bpifrance
Debt
Debt assumed | €							€ 700,000
Original advance amount | €							€ 800,000
Interest charged under the advance | $		$ 0
Interest accrued under the advance | $		$ 0
Quarterly principal payments | €				€ 17,500
Final principal payments | €						€ 50,000
Repayment of debt | $			100,000		$ 200,000
Balance outstanding			$ 300,000			€ 200,000